Post-employee benefit plans - Service Cost (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of defined benefit plans [line items]
DC pension	$ (26)	$ (26)	$ (62)	$ (62)
Less:
Capitalized benefit plans cost	19	17	37	33
Total post-employment benefit plans service cost	(63)	(64)	(137)	(139)
DB pension
Disclosure of defined benefit plans [line items]
Current service cost	(56)	(55)	(111)	(109)
OPEBs
Disclosure of defined benefit plans [line items]
Current service cost	$ 0	$ 0	$ (1)	$ (1)